Rule 497(e)

File Nos. 002-89550; 811-03972

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

of

Empower Annuity Insurance Company of America

(formerly known as Great-West Life & Annuity Insurance Company)

Supplement dated August 4, 2022

to the Prospectus and Statement of Additional Information, each dated April 29, 2022

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information (SAI), each dated April 29, 2022.

1)	Company Name Changes

Effective August 1, 2022, the following companies have changed their names and all references to the current names in the Prospectus and SAI, as applicable, are hereby replaced with the new names:

Current Company Name	New Company Name

Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America

GWFS Equities, Inc.	Empower Financial Services, Inc.

Great-West Funds, Inc.	Empower Funds, Inc.

GWL&A Financial, Inc.	Empower Holdings, Inc.

2)	Portfolio Company Changes

Effective August 1, 2022, the following Portfolio Companies and Advisers changed their names and all references to the current names in the Prospectus are hereby replaced with the new names:

Current Portfolio Company Name and Adviser	New Portfolio Company Name and Adviser

Great-West Aggressive Profile Fund Adviser: Great-West Capital Management, LLC	Empower Aggressive Profile Fund Adviser: Empower Capital Management, LLC

Great-West Ariel Mid Cap Value Fund Adviser: Great-West Capital Management, LLC	Empower Ariel Mid Cap Value Fund Adviser: Empower Capital Management, LLC

Great-West Bond Index Fund Adviser: Great-West Capital Management, LLC	Empower Bond Index Fund Adviser: Empower Capital Management, LLC

Great-West Conservative Profile Fund Adviser: Great-West Capital Management, LLC	Empower Conservative Profile Fund Adviser: Empower Capital Management, LLC

Great-West Government Money Market Fund Adviser: Great-West Capital Management, LLC	Empower Government Money Market Fund Adviser: Empower Capital Management, LLC

Great-West International Value Fund Adviser: Great-West Capital Management, LLC	Empower International Value Fund Adviser: Empower Capital Management, LLC

Great-West Large Cap Value Fund Adviser: Great-West Capital Management, LLC	Empower Large Cap Value Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2015 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2015 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2020 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2020 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2025 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2025 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2030 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2030 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2035 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2035 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2040 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2040 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2045 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2045 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2050 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2050 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2055 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2055 Fund Adviser: Empower Capital Management, LLC

Great-West Lifetime 2060 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2060 Fund Adviser: Empower Capital Management, LLC

Great-West Moderate Profile Fund Adviser: Great-West Capital Management, LLC	Empower Moderate Profile Fund Adviser: Empower Capital Management, LLC

Great-West Moderately Aggressive Profile Fund Adviser: Great-West Capital Management, LLC	Empower Moderately Aggressive Profile Fund Adviser: Empower Capital Management, LLC

Great-West Moderately Conservative Profile Fund Adviser: Great-West Capital Management, LLC	Empower Moderately Conservative Profile Fund Adviser: Empower Capital Management, LLC

Great-West Multi-Sector Bond Fund Adviser: Great-West Capital Management, LLC	Empower Multi-Sector Bond Fund Adviser: Empower Capital Management, LLC

Great-West S&P 500® Index Fund Adviser: Great-West Capital Management, LLC	Empower S&P 500® Index Fund Adviser: Empower Capital Management, LLC

Great-West S&P Small Cap 600® Index Fund Adviser: Great-West Capital Management, LLC	Empower S&P Small Cap 600® Index Fund Adviser: Empower Capital Management, LLC

Great-West Small Cap Growth Fund Adviser: Great-West Capital Management, LLC	Empower Small Cap Growth Fund Adviser: Empower Capital Management, LLC

Great-West Small Cap Value Fund Adviser: Great-West Capital Management, LLC	Empower Small Cap Value Fund Adviser: Empower Capital Management, LLC

Great-West T. Rowe Price Mid Cap Growth Fund Adviser: Great-West Capital Management, LLC	Empower T. Rowe Price Mid Cap Growth Fund Adviser: Empower Capital Management, LLC

Great-West U. S. Government Securities Fund Adviser: Great-West Capital Management, LLC	Empower U. S. Government Securities Fund Adviser: Empower Capital Management, LLC

If you have any questions regarding this Supplement, please call Empower Annuity Insurance Company of America toll-free at (800) 537-2033.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and Statement of Additional Information, each dated April 29, 2022.

Please read this Supplement carefully and retain it for future reference.